Interest Expense (Details) - Schedule of Interest Expense $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Schedule of Interest Expense [Abstract]
Interest on indebtedness	$ 252,257		$ 197,491		$ 151,462
Interest on derivative instruments			3,040		12,503
Interest on satellite performance incentive payments	1,464		1,797		2,236
Interest on significant financing component	15,713		17,229		18,854
Interest on employee benefit plans (Note 32)	(607)		588		1,440
Interest on leases	1,523		1,611		1,499
Interest expense	$ 270,350		$ 221,756		$ 187,994